Income Taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected income tax expense at statutory rate												$ (155,106)	$ 123,368	$ 90,127
Differences between expected and actual income tax expense:
Impairment of goodwill												92,034	0	0
State tax, after Federal tax benefit												(1,084)	5,639	(1,184)
Provision for liability for selected tax items												6,084	12,218	5,558
Non-deductible regulatory settlements												53,375	0	0
Other permanent differences												(254)	(636)	15
Foreign tax differential												27,799	(112,997)	(17,816)
Provision for valuation allowance on deferred tax assets												3,601	15,764	0
Other												(53)	(1,295)	(115)
Total	$ 10,832	$ 2,022	$ 2,992	$ 10,165	$ 11,217	$ 18,309	$ 8,873	$ 8,496	$ 6,383	$ 21,866	$ 24,374	$ 26,396	$ 42,061	$ 76,585